SEGMENT INFORMATION - Revenue (Details)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Jun. 30, 2021 USD ($) segment	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Segment Information
Number of segments			1		1
Revenue	$ 18,977,000	$ 2,189,000	$ 30,290,000	$ 5,574,000	$ 16,470,000	$ 26,439,000
Revenue recognized at a point in time
Segment Information
Revenue	17,560,000	1,531,000	27,871,000	4,225,000	13,718,000	22,758,000
Revenue recognized over time
Segment Information
Revenue	1,417,000	658,000	2,419,000	1,349,000	2,752,000	3,681,000
Products
Segment Information
Revenue	17,560,000	1,531,000	27,871,000	4,225,000	13,718,000	22,758,000
Services
Segment Information
Revenue	1,417,000	658,000	2,419,000	1,349,000	2,752,000	3,681,000
Americas
Segment Information
Revenue	11,401,000	895,000	17,960,000	2,124,000	6,665,000	15,801,000
Americas | Products
Segment Information
Revenue	10,497,000	613,000	16,350,000	1,515,000	5,250,000	12,746,000
Americas | Services
Segment Information
Revenue	904,000	282,000	1,610,000	609,000	1,415,000	3,055,000
EMEA
Segment Information
Revenue	4,150,000	967,000	6,892,000	2,818,000	7,788,000	8,993,000
EMEA | Products
Segment Information
Revenue	3,769,000	634,000	6,296,000	2,162,000	6,629,000	8,430,000
EMEA | Services
Segment Information
Revenue	381,000	333,000	596,000	656,000	1,159,000	563,000
APAC
Segment Information
Revenue	3,426,000	327,000	5,438,000	632,000	2,017,000	1,645,000
APAC | Products
Segment Information
Revenue	3,294,000	284,000	5,225,000	548,000	1,839,000	1,582,000
APAC | Services
Segment Information
Revenue	$ 132,000	$ 43,000	$ 213,000	$ 84,000	$ 178,000	$ 63,000